Income taxes	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
For the three and six months ended June 30, 2026, the income tax expense in the unaudited interim condensed consolidated statements of operations represents an effective tax rate different than the Canadian enacted federal statutory income tax rate of 15.0%. The differences are as follows:

	Three months ended June 30,		Six months ended June 30,
(millions of U.S. dollars)	2026	2025	2026	2025
Canadian federal statutory income tax rate	$(1.3)	$1.0	$13.2	$15.6
State and local income taxes (primarily Ontario)	0.1	(1.7)	1.4	(6.4)
Foreign tax effects
United States
State income tax	0.8	2.3	7.7	10.4
Rate differential	(0.1)	1.0	4.2	5.4
Tax impact on Hypothetical Liquidation at Book Value income	2.7	4.1	7.0	8.3
Amortization and settlement of excess deferred income tax	(0.4)	(0.7)	(5.2)	(7.3)
Base erosion and anti-abuse tax	0.3	2.0	2.4	5.6
Compensation-related	0.1	—	0.7	—
Tax equity investment under PAM	—	(1.2)	(0.8)	(1.2)
Other	—	0.1	—	(0.1)
Bermuda
Rate differential	(0.3)	—	(2.4)	—
Chile
Rate differential	0.2	0.3	1.1	1.4
Other	0.6	0.1	1.0	0.7
Other jurisdictions	(1.6)	—	(1.6)	—
Effect of cross-border tax laws
Cross-border finance arrangement	(0.1)	(0.3)	(2.2)	(2.9)
Changes in valuation allowance	1.1	3.1	5.3	8.3
Non-taxable or non-deductible items	0.5	(1.7)	(0.4)	(2.0)
Tax basis step-up	—	(1.4)	—	(9.0)
Income tax expense	$2.6	$7.0	$31.4	$26.8
The Company's overall deferred tax asset position related to Canadian attributes remained unchanged during the six months ended June 30, 2026. As at June 30, 2026, it is considered more likely than not that there would not be sufficient taxable income in the future that would allow realization of these deferred tax assets. The Company will continue to monitor this position as at each balance sheet date.
11.Income taxes (continued)
For the three and six months ended June 30, 2026, income tax paid (net of refunds) consists of the following:

	Three months ended June 30,		Six months ended June 30,
(millions of U.S. dollars)	2026	2025	2026	2025
Income tax paid (received)
Canada	$1.0	$1.1	$2.4	$2.3
United States	4.1	2.2	(0.6)	2.7
United States - sale of federal tax credits	(3.9)	(103.2)	(13.4)	(103.2)
Peru	—	—	—	8.6
Other	(1.3)	1.4	(0.3)	1.5
Total income tax paid (received)	$(0.1)	$(98.5)	$(11.9)	$(88.1)